General information	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
General information
1. General information
Aegon Ltd. is an exempted company with liability limited by shares organized under the laws of Bermuda and registered with the Bermuda Registrar of Companies under number 202302830 and recorded in the Commercial Register of The Hague registered under number 27076669 and with its registered address at Canon’s Court, 22 Victoria Street, Hamilton HM 12, Bermuda.
Aegon Ltd. has its headquarters in the Netherlands at Aegonplein 50, 2591 TV, The Hague. As Aegon Ltd. currently qualifies as
Non-Resident
Company under Dutch law, certain Dutch law provisions remain applicable to it, including certain provisions of title 9 Book 2 of the Dutch Civil Code regarding the preparation and publication of its annual accounts.
Aegon Ltd. serves as the holding company for the Aegon Group and has listings of its common shares on Euronext Amsterdam and on NYSE.
Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance. Fully owned businesses by Aegon include the United States, the United Kingdom and asset management, and Aegon also operates partnerships in Spain & Portugal, China, and Brazil, and a strategic partnership in the Netherlands. The Group employs around 15,700 people worldwide (2023: around 15,700).
Aegon Funding Company LLC
Aegon Funding Company LLC (AFC) is an indirect wholly owned subsidiary of Aegon that has been established as a financing vehicle to raise funds for the US subsidiaries of Aegon. AFC has been fully consolidated in the financial statements of Aegon under IFRS. If AFC issues debt securities, Aegon will fully and unconditionally guarantee the due and punctual payment of the principal, any premium and any interest on those debt securities when and as these payments become due and payable, whether at maturity, upon redemption or declaration of acceleration, or otherwise.
The guarantees of senior debt securities will constitute an unsecured, unsubordinated obligation of Aegon and will rank equally with all other unsecured and unsubordinated obligations of Aegon. The guarantees of subordinated debt securities will constitute an unsecured obligation of Aegon and will be subordinated in right of payment to all senior indebtedness of Aegon.